Risk and Capital Management - Summary of Collateral Held for Loan and Lease Operations Portfolio (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	R$ 304,896	R$ 287,444
Fair value of collateral	703,388	685,961
Carrying value of the assets	20,442	26,166
Fair value of collateral	10,850	15,018
Very small, small and middle-market companies and corporates [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	115,608	112,508
Fair value of collateral	311,043	293,724
Carrying value of the assets	11,097	13,870
Fair value of collateral	6,142	10,267
Foreign loans - Latin America [member] | Foreign [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	123,367	117,094
Fair value of collateral	222,300	246,462
Carrying value of the assets	7,348	11,242
Fair value of collateral	2,841	3,758
Individuals [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	65,921	57,842
Fair value of collateral	170,045	145,775
Carrying value of the assets	1,997	1,054
Fair value of collateral	1,867	993
Individuals [member] | Vehicles [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	17,720	15,173
Fair value of collateral	37,355	35,266
Carrying value of the assets	1,102	298
Fair value of collateral	1,020	280
Individuals [member] | Personal loan [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	978	643
Fair value of collateral	2,982	1,949
Carrying value of the assets	857	753
Fair value of collateral	819	711
Individuals [member] | Mortgages [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	47,223	42,026
Fair value of collateral	129,708	108,560
Carrying value of the assets	38	3
Fair value of collateral	R$ 28	R$ 2